Income tax - Summary of Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Major components of tax expense (income) [abstract]
Current year	$ 1,510	$ 2,786
Changes in prior years position	(1,682)	1,194
Current tax expense	(172)	3,980
Origination and reversal of temporary differences	(2,236)	763
Reduction/increase in tax rate	(588)	1,652
Changes in prior years position	174	0
Recognition of previously unrecognized tax losses	(110)	(5)
Deferred tax expense	$ (2,760)	$ 2,410